UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

Three Canal Plaza, Suite 600
Portland, Maine 04101

John P. DeGulis, President
8 Sound Shore Drive
Greenwich, Connecticut 06830

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 – June 30, 2024

Item 1.  Reports to Stockholders.

(a)     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Semi-Annual Shareholder Report - June 30, 2024

Sound Shore Fund

SSHVX

:  Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Institutional Class	$40	0.75%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

How did the Fund perform in the last six months?

The Fund's year to date strong performance was driven by a diverse group of holdings led by investments in the utility, health care and information technology sectors.

The first half of the year has been full of typical apprehension on Wall Street as geopolitical tensions continue, the macro outlook remains uncertain and the political cycle enters the scene. The Federal Reserve has kept investors guessing on its decision and timing of a rate cut, while inflationary pressure on the economy and markets remained front and center.

We believe in the current environment, our emphasis on stock specific sources of out-performance should prove as relevant as ever, despite this long list of concerns about the economy and market volatility.

Total Return Based on a $1,000,000 Investment

Institutional Class
S&P 500® Index
Russell 1000® Value Index
$3,500,000
$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
6/14
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
$3,352,067
$2,265,035
$2,205,683

Date	Institutional Class	S&P 500® Index	Russell 1000® Value Index
6/14	$1,000,000	$1,000,000	$1,000,000
9/14	$998,663	$1,011,279	$998,068
12/14	$1,028,546	$1,061,163	$1,047,773
3/15	$1,038,227	$1,071,249	$1,040,209
6/15	$1,035,405	$1,074,228	$1,041,336
9/15	$928,732	$1,005,065	$953,917
12/15	$978,811	$1,075,847	$1,007,676
3/16	$984,724	$1,090,347	$1,024,181
6/16	$1,001,752	$1,117,119	$1,071,122
9/16	$1,070,313	$1,160,151	$1,108,403
12/16	$1,123,645	$1,204,518	$1,182,410
3/17	$1,175,146	$1,277,585	$1,221,052
6/17	$1,217,167	$1,317,039	$1,237,470
9/17	$1,253,927	$1,376,048	$1,276,024
12/17	$1,307,997	$1,467,483	$1,343,976
3/18	$1,273,635	$1,456,343	$1,305,898
6/18	$1,284,581	$1,506,351	$1,321,251
9/18	$1,356,899	$1,622,503	$1,396,611
12/18	$1,144,530	$1,403,143	$1,232,868
3/19	$1,280,864	$1,594,644	$1,380,004
6/19	$1,338,772	$1,663,274	$1,433,057
9/19	$1,306,285	$1,691,522	$1,452,484
12/19	$1,413,474	$1,844,942	$1,560,087
3/20	$1,001,528	$1,483,370	$1,143,076
6/20	$1,177,492	$1,788,104	$1,306,429
9/20	$1,260,217	$1,947,771	$1,379,494
12/20	$1,525,937	$2,184,390	$1,603,703
3/21	$1,699,388	$2,319,275	$1,784,199
6/21	$1,795,499	$2,517,546	$1,877,123
9/21	$1,802,333	$2,532,199	$1,862,482
12/21	$1,891,788	$2,811,427	$2,007,199
3/22	$1,874,491	$2,682,144	$1,992,393
6/22	$1,623,117	$2,250,289	$1,749,108
9/22	$1,496,818	$2,140,416	$1,650,853
12/22	$1,695,088	$2,302,254	$1,855,900
3/23	$1,718,962	$2,474,856	$1,874,572
6/23	$1,807,961	$2,691,211	$1,950,953
9/23	$1,772,943	$2,603,116	$1,889,206
12/23	$1,994,516	$2,907,462	$2,068,636
3/24	$2,335,592	$3,214,371	$2,254,515
6/24	$2,265,035	$3,352,067	$2,205,683

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. Updated performance can be found at www.soundshorefund.com.  Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	25.28%	11.09%	8.52%
S&P 500® Index	24.56%	15.05%	12.86%
Russell 1000® Value Index	13.06%	9.01%	8.23%

Fund Statistics

Total Net Assets	$998,565,460
# of Portfolio Holdings	38
Portfolio Turnover Rate	33%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$3,413,517

What did the Fund invest in?

The Adviser seeks to meet the Fund’s investment objective of growth of capital by employing a value investment strategy to its selection of predominantly large cap and mid cap common stocks for the portfolio.

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	97.1%
Money Market Fund	2.9%

Sector Weightings

(% of total net assets)

Value	Value
Health Care	29.4%
Financials	15.6%
Information Technology	11.6%
Consumer Discretionary	10.6%
Energy	8.5%
Industrials	5.3%
Consumer Staples	4.9%
Materials	4.7%
Utilities	4.5%
Communication Services	2.0%
Short-Term Investments	2.8%
Other Assets & Liabilities, Net	0.1%

Top Ten Holdings

(% of total net assets)

Teva Pharmaceutical Industries, Ltd., ADR	3.57%
Fidelity National Information Services, Inc.	3.55%
Capital One Financial Corp.	3.34%
Organon & Co.	3.33%
Oracle Corp.	3.16%
PVH Corp.	3.12%
Kinder Morgan, Inc.	3.09%
Willis Towers Watson PLC	3.05%
Flex, Ltd.	3.03%
Wells Fargo & Co.	3.02%

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). Additional information is available by scanning the QR code or at https://soundshorefund.com/investor-resources-documents/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Semi-Annual Shareholder Report - June 30, 2024

207S-SSHVX-24

Semi-Annual Shareholder Report - June 30, 2024

Sound Shore Fund

SSHFX

:  Investor Class

Fund Overview

This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Investor Class	$50	0.95%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

How did the Fund perform in the last six months?

The Fund's year to date strong performance was driven by a diverse group of holdings led by investments in the utility, health care and information technology sectors.

The first half of the year has been full of typical apprehension on Wall Street as geopolitical tensions continue, the macro outlook remains uncertain and the political cycle enters the scene. The Federal Reserve has kept investors guessing on its decision and timing of a rate cut, while inflationary pressure on the economy and markets remained front and center.

We believe in the current environment, our emphasis on stock specific sources of out-performance should prove as relevant as ever, despite this long list of concerns about the economy and market volatility.

Total Return Based on a $10,000 Investment

Investor Class
S&P 500® Index
Russell 1000® Value Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
6/14
6/15
6/16
6/17
6/18
6/19
6/20
6/21
6/22
6/23
6/24
$33,521
$22,255
$22,057

Date	Investor Class	S&P 500® Index	Russell 1000® Value Index
6/14	$10,000	$10,000	$10,000
9/14	$9,981	$10,113	$9,981
12/14	$10,276	$10,612	$10,478
3/15	$10,369	$10,712	$10,402
6/15	$10,335	$10,742	$10,413
9/15	$9,266	$10,051	$9,539
12/15	$9,760	$10,758	$10,077
3/16	$9,817	$10,903	$10,242
6/16	$9,982	$11,171	$10,711
9/16	$10,662	$11,602	$11,084
12/16	$11,188	$12,045	$11,824
3/17	$11,697	$12,776	$12,211
6/17	$12,108	$13,170	$12,375
9/17	$12,470	$13,760	$12,760
12/17	$13,003	$14,675	$13,440
3/18	$12,657	$14,563	$13,059
6/18	$12,760	$15,064	$13,213
9/18	$13,476	$16,225	$13,966
12/18	$11,359	$14,031	$12,329
3/19	$12,709	$15,946	$13,800
6/19	$13,277	$16,633	$14,331
9/19	$12,951	$16,915	$14,525
12/19	$14,005	$18,449	$15,601
3/20	$9,920	$14,834	$11,431
6/20	$11,658	$17,881	$13,064
9/20	$12,472	$19,478	$13,795
12/20	$15,095	$21,844	$16,037
3/21	$16,805	$23,193	$17,842
6/21	$17,747	$25,175	$18,771
9/21	$17,804	$25,322	$18,625
12/21	$18,679	$28,114	$20,072
3/22	$18,497	$26,821	$19,924
6/22	$16,009	$22,503	$17,491
9/22	$14,760	$21,404	$16,509
12/22	$16,705	$23,023	$18,559
3/23	$16,933	$24,749	$18,746
6/23	$17,803	$26,912	$19,510
9/23	$17,445	$26,031	$18,892
12/23	$19,614	$29,075	$20,686
3/24	$22,958	$32,144	$22,545
6/24	$22,255	$33,521	$22,057

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.  Updated performance can be found at www.soundshorefund.com.  Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	25.01%	10.88%	8.33%
S&P 500® Index	24.56%	15.05%	12.86%
Russell 1000® Value Index	13.06%	9.01%	8.23%

Fund Statistics

Total Net Assets	$998,565,460
# of Portfolio Holdings	38
Portfolio Turnover Rate	33%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$3,413,517

What did the Fund invest in?

The Adviser seeks to meet the Fund’s investment objective of growth of capital by employing a value investment strategy to its selection of predominantly large cap and mid cap common stocks for the portfolio.

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	97.1%
Money Market Fund	2.9%

Sector Weightings

(% of total net assets)

Value	Value
Health Care	29.4%
Financials	15.6%
Information Technology	11.6%
Consumer Discretionary	10.6%
Energy	8.5%
Industrials	5.3%
Consumer Staples	4.9%
Materials	4.7%
Utilities	4.5%
Communication Services	2.0%
Short-Term Investments	2.8%
Other Assets & Liabilities, Net	0.1%

Top Ten Holdings

(% of total net assets)

Teva Pharmaceutical Industries, Ltd., ADR	3.57%
Fidelity National Information Services, Inc.	3.55%
Capital One Financial Corp.	3.34%
Organon & Co.	3.33%
Oracle Corp.	3.16%
PVH Corp.	3.12%
Kinder Morgan, Inc.	3.09%
Willis Towers Watson PLC	3.05%
Flex, Ltd.	3.03%
Wells Fargo & Co.	3.02%

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). Additional information is available by scanning the QR code or at https://soundshorefund.com/investor-resources-documents/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Semi-Annual Shareholder Report - June 30, 2024

207S-SSHFX-24

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of financial statements filed under Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Semi-Annual Financials and
Other Information
(Unaudited)
June 30, 2024
207-SAR-0624
This report is submitted for the general
information of the shareholders of the Fund. It
is not authorized for distribution to prospective
investors in the Fund unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
objectives and policies, experience of its
management, and other information.
SOUND SHORE FUND, INC.
Three Canal Plaza
Portland, ME 04101
www.soundshorefund.com
(800) 551-1980

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
See Notes to Financial Statements.
Share
Amount Value
Common Stock (97.1%)
(a)
Communication Services ( 2.0% )
The Walt Disney Co. 200,920 $ 19,949,347
Consumer Discretionary ( 10.6% )
Bath & Body Works, Inc. 671,640 26,227,542
General Motors Co. 632,495 29,385,718
Lennar Corp., Class A 129,115 19,350,465
PVH Corp. 293,725 31,096,666
106,060,391
Consumer Staples ( 4.9% )
The Kraft Heinz Co. 774,265 24,946,818
The Kroger Co. 488,775 24,404,536
49,351,354
Energy ( 8.5% )
Baker Hughes Co. 797,910 28,062,495
Kinder Morgan, Inc. 1,549,770 30,793,930
TotalEnergies SE, ADR 385,005 25,672,133
84,528,558
Financials ( 15.6% )
Berkshire Hathaway, Inc., Class B
(b)
64,605 26,281,314
Capital One Financial Corp. 241,070 33,376,141
Fidelity National Information Services, Inc. 470,520 35,458,387
Wells Fargo & Co. 507,745 30,154,976
Willis Towers Watson PLC 115,985 30,404,308
155,675,126
Health Care ( 29.4% )
Avantor, Inc.
(b)
1,159,110 24,573,132
Cardinal Health, Inc. 214,125 21,052,770
Centene Corp.
(b)
274,875 18,224,212
CVS Health Corp. 368,460 21,761,247
Elevance Health, Inc. 39,345 21,319,482
GE HealthCare Technologies, Inc. 311,725 24,289,612
Hologic, Inc.
(b)
375,765 27,900,551
Merck & Co., Inc. 170,320 21,085,616

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024
See Notes to Financial Statements.
Share
Amount Value
Health Care (29.4%) (continued)
Organon & Co. 1,605,690 $ 33,237,783
Perrigo Co. PLC 770,225 19,779,378
Pfizer, Inc. 866,020 24,231,240
Teva Pharmaceutical Industries, Ltd., ADR
(b)
2,193,215 35,639,744
293,094,767
Industrials ( 5.3% )
FedEx Corp. 83,920 25,162,573
Huntington Ingalls Industries, Inc. 112,770 27,778,634
52,941,207
Information Technology ( 11.6% )
Check Point Software Technologies, Ltd.
(b)
152,663 25,189,395
Flex, Ltd.
(b)
1,024,020 30,198,350
NXP Semiconductors NV 107,055 28,807,430
Oracle Corp. 223,325 31,533,490
115,728,665
Materials ( 4.7% )
Barrick Gold Corp. 1,537,435 25,644,416
CF Industries Holdings, Inc. 285,295 21,146,065
46,790,481
Utilities ( 4.5% )
Public Service Enterprise Group, Inc. 311,600 22,964,920
Vistra Corp. 259,395 22,302,782
45,267,702
Total Common Stock (97.1%) (cost $725,630,792) 969,387,598
Short-Term Investments (2.8%)
Money Market Fund ( 2.8% )
First American Government Obligations Fund, Class X, 5.2 3%
(c)
28,623,303 28,623,303
Total Short-Term Investments (2.8%) (cost $28,623,303) 28,623,303
Investments, at value (99.9%) (cost $754,254,095) $ 998,010,901
Other Assets Less Liabilities (0.1%) 554,559
Net Assets (100.0%) $ 998,565,460

See Notes to Financial Statements.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
June 30, 2024
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 7-day yield as of June 30, 2024.
ADR American Depositary Receipt
PLC Public Limited Company

Sound Shore Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $754,254,095) $ 998,010,901
Receivables:
Capital shares sold 892,086
Dividends 850,38 7
Foreign tax reclaims 242,69 6
Prepaid expenses 31,438
Total Assets
1,000,027,508
LIABILITIES
Payables:
Capital shares redeemed 739,726
Accrued liabilities:
Advisory fees 582,517
Administrator fees 14,255
Transfer agent fees and expenses 52,422
Custodian fees 11,616
Compliance and Treasurer Services fees and expenses 15,429
Professional fees 33,199
Other accrued liabilities 12,884
Total Liabilities
1,462,048
Net Assets
$ 998,565,460
COMPONENTS OF NET ASSETS
Common stock, at Par Value $ 22,313
Paid-in Capital 648,126,093
Distributable earnings 350,417,054
Net Assets
$ 998,565,460
NET ASSET VALUE
Net Assets - Investor Class Shares $ 535,876,426
Shares Outstanding - Investor Class (100,000,000 shares authorized, par value $0.001) 12,050,021
Net Asset Value (offering & redemption price per share) - Investor Class Shares $ 44.47
Net Assets - Institutional Class Shares $ 462,689,034
Shares Outstanding - Institutional Class (100,000,000 shares authorized, par value $0.001) 10,263,012
Net Asset Value (offering & redemption price per share) - Institutional Class Shares $ 45.08

Sound Shore Fund, Inc.
STATEMENT OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2024
See Notes to Financial Statements.
INVESTMENT INCOME
Income:
Dividend income
(net of foreign withholding taxes of $162,792)
$ 9,175,303
Total Income
9,175,303
Expenses:
Advisory fees (Note 3 ) 3,654,780
Administrator fees 77,327
Transfer agent fees and expenses - Investor Class Shares 277,906
Transfer agent fees and expenses - Institutional Class Shares 27,525
Custodian fees 39,512
Compliance and Treasurer Services fees and expenses (Note 3 ) 79,023
Directors' fees and expenses (Note 3 ) 98,716
Professional fees 55,199
Registration fees - Investor Class Shares 14,178
Registration fees - Institutional Class Shares 17,725
Printing and postage fees - Investor Class Shares 20,785
Printing and postage fees - Institutional Class Shares 17,945
Miscellaneous 41,224
Total Expenses 4,421,845
Expense Reimbursements - Institutional Class Shares (Note 3 )
(241,263)
Net Expenses
4,180,582
Net Investment Income
4,994,721
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments 108,504,366
Net change in unrealized appreciation on investments
7,420,488
Net realized and unrealized gain on investments
115,924,854
Net increase in net assets from operations
$ 120,919,575

Sound Shore Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Six
Months Ended
June 30, 2024
(Unaudited)
For the Year
Ended December
31, 2023
Operations:
Net investment income $ 4,994,721 $ 8,792,618
Net realized gain on investments 108,504,366 35,751,231
Net change in unrealized
appreciation (depreciation)
on investments 7,420,488 97,315,104
Increase in net assets from operations
120,919,575 141,858,953
Distributions to shareholders:
Investor Class Shares (3,119,799) (22,054,579)
Institutional Class Shares (2,846,105) (17,868,996)
Total distributions to shareholders
(5,965,904) (39,923,575)
Net capital share transactions (Note 6 ):
Investor Class Shares (26,100,160) (77,275,519)
Institutional Class Shares 4,165,139 (19,448,325)
Total capital share transactions
(21,935,021) (96,723,844)
Total increase
93,018,650 5,211,534
NET ASSETS
Beginning of the period
905,546,810 900,335,276
End of the period
$ 998,565,460 $ 905,546,810

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 15, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities, if any, at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser, as defined in Note
3, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the
Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024
hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs pursuant to its fair valuation procedures if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a
NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the Adviser’s fair valuation procedures. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of June 30, 2024:

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024
At June 30, 2024 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding tax, which is accrued as applicable. Investment income, realized and unrealized gains and losses and certain Fund-level expenses are allocated to each class based on relative average daily net assets. Certain expenses are incurred at the class level and charged directly to that particular class. Class level expenses are denoted as such on the Fund’s Statement of Operations.
c. Dividends and Distributions to Shareholders
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per-share dividend rates are generally due to class-specific fee waivers and expenses. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Capital gains, if any, are distributed to shareholders at least annually. The Fund determines its net investment income and capital gains distributions in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a return of capital.
d. Federal Taxes
The Fund intends to qualify each year as a regulated investment company and to distribute substantially all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal taxation. Therefore, no federal income or excise tax provision is required. For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require the Fund to record a tax liability or would otherwise require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities
(i.e., generally, the last three tax year-ends 2021 – 2023, and the interim tax period since then).
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 969,387,598 $ – $ – $ 969,387,598
Short-Term Investments 28,623,303 – – 28,623,303
Total Investments $ 998,010,901 $ – $ – $ 998,010,901

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024
3. Fees and Expenses
Investment Adviser
The Fund’s investment adviser is Sound Shore Management, Inc. (the “Adviser”). Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. Pursuant to an expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reimburse all of the ordinary expenses of the Institutional Class, excluding advisory fees, interest, taxes, securities lending costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all litigation costs until at least May 1, 2025. This reimbursement is shown on the Statement of Operations as a reduction of expenses, and such amounts are not subject to future recoupment by the Adviser.
Other Services
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services)
(“Apex”), provides certain administration and portfolio accounting services to the Fund. US Bank, N.A. (“US Bank”) serves as custodian to the Fund.
Apex provides transfer agency services to the Fund.
The Fund also has agreements with various financial intermediaries and “mutual fund supermarkets” under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries effectively provide subtransfer agent services that the Fund’s transfer agent would have otherwise had to provide. In recognition of this, the transfer agent, the Fund and the
Fund’s Adviser have entered into an agreement whereby the transfer agent agrees to pay financial intermediaries a portion of the amount denoted on the Statement of Operations as “Transfer agent fees and expenses — Investor Class Shares” that it receives from the Fund for its services as transfer agent for the Investor Class and the Adviser agrees to pay the excess, if any, charged by a financial intermediary for that class.
Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser,
Apex, US Bank, or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.
Pursuant to a Compliance Services Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer and Anti-Money Laundering Officer to the Fund as well as some additional compliance support functions. Under a Treasurer Services Agreement with the Fund, Foreside Management Services,
LLC (“FMS”), an affiliate of the Distributor, provides a Treasurer to the Fund. Neither the Distributor, FFOS, FMS, nor
their employees that serve as officers of the Fund, have any role in determining the investment policies of or securities to be purchased or sold by the Fund.
The Fund pays each director who is not an “interested person” of the Fund, as defined in Section 2(a)(19) of the Act
(“Independent Director”), quarterly fees of $5,000, plus $10,000 per quarterly meeting attended in-person or telephonically, and
$2,000 per special meeting attended in person or telephonically. In addition, the Chairman of the Audit committee receives a quarterly fee of $2,500.
Certain Officers and Directors of the Fund are officers, directors, or employees of the aforementioned companies.

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024
4. Purchases and Sales of Securities
The cost of securities purchased and proceeds from sales of securities (excluding short-term investments) for the period ended
June 30, 2024, aggregated $310,767,077 and $326,327,895 respectively.
5. Federal Income Tax
Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Distributions during the fiscal years
ended December 31, 2023 and December 31, 2022
were characterized for tax purposes as
follows:
Equalization debits (amounts not included in the above distributions) were as follows:
Components of net assets on a federal income tax basis at December 31, 2023, were as follows:
At December 31, 2023, the Fund, for federal income tax purposes, had no capital loss carryforwards.
Gross Unrealized Appreciation $ 257,384,560
Gross Unrealized Depreciation (13,627,754)
Net Unrealized Appreciation $ 243,756,806
2023 2022
Ordinary Income $ 6 , 596 , 105 $ 9 , 575 , 100
Long-Term Capital Gain 3 3,327,470 32,979,480
Total Taxable Distributions $ 39 , 923 , 575 $ 42 , 554 , 580
2023 2022
Ordinary Income $ 783,876 $ –
Long-Term Capital Gain 69,422 –
Total Taxable Distributions $ 853,298 $ –
Par Value + Paid-in Capital $ 670,083,427
Undistributed Ordinary Income 458,782
Net Unrealized Appreciation 235,004,601
Net Assets $ 905,546,810

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Concluded)
June 30, 2024
6. Capital Stock
Transactions in capital stock for the period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
7. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
For the Period Ended June 30, 2024
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
407,046 $ 17,895,953 851,478 $ 37,022,893
Reinvestment of dividends
66,012 2,952,050 61,279 2,777,760
Redemption of shares
(1,084,241) (46,948,163) (823,428) (35,635,514)
Net increase (decrease) from capital transactions
(611,183) $ (26,100,160) 89,329 $ 4,165,139
For the Year Ended December 31, 2023
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
285,351 $ 10,513,301 762,184 $ 28,620,764
Reinvestment of dividends
534,041 20,953,937 439,919 17,481,706
Redemption of shares
(2,951,328) (108,742,757) (1,764,562) (65,550,795)
Net decrease from capital transactions
(2,131,936) $ (77,275,519) (562,459) $ (19,448,325)

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period
.
Six Months
Ended June
30, 2024
(unaudited)
For the Year Ended December 31,
2023 2022 2021 2020 2019
Investor Class Shares
Net Asset Value, Beginning of Period
$ 39.43 $ 35. 10 $ 41.16 $ 42.29 $ 42.41 $ 37.03
Investment Operations
Net investment income (a) 0.20 0.33 0.36 0.41 0.30 0.40
Net realized and unrealized gain
(loss) on investments
5.10 5.7 8 (4.75) 9.66 2.90 8.20
Total from Investment Operations
5.30 6.1 1 (4.39) 10.07 3.20 8.60
Distributions from
Net investment income (0.26) (0.27) (0.35) (0.44) (0.32) (0.39)
Net realized gains
– (1.51) (1.32) (10.76) (3.00) (2.83)
Total Distributions
(0.26) (1.78) (1.67) (11.20) (3.32) (3.22)
Net Asset Value, End of Period
$ 44.47 $ 39.43 $ 35.10 $ 41.16 $ 42.29 $ 42.41
Total Return
13.47%(b) 17.4 5% (10.59)% 23.76% 7.78% 23.26%
Ratios/Supplemental Data
Net Assets at End of Period (in
thousands) $535,876 $499,178 $519,227 $671,380 $641,165 $853,588
Ratios to Average Net Assets:
Expenses 0.95%(c) 0.96% 0.94% 0.93% 0.93% 0.91%
Net Investment Income 0.93%(c) 0.90% 0.94% 0.85% 0.80% 0.95%
Portfolio Turnover Rate (d) 33%(b) 69% 72% 44% 77% 46%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS (Concluded)
These financial highlights reflect selected data for a share outstanding throughout each period
.
Six Months
Ended June
30, 2024
(unaudited)
For the Year Ended December 31,
2023 2022 2021 2020 2019
Institutional Class Shares
Net Asset Value, Beginning of Period
$ 39.94 $ 35.50 $ 41.56 $ 42.59 $ 42.65 $ 37.19
Investment Operations
Net investment income (a) 0.25 0.41 0.43 0.51 0.37 0.47
Net realized and unrealized gain
(loss) on investments
5.17 5.84 (4.78) 9.70 2.93 8.25
Total from Investment Operations
5.42 6.25 (4.35) 10.21 3.30 8.72
Distributions from
Net investment income (0.28) (0.30) (0.39) (0.48) (0.36) (0.43)
Net realized gains
– (1.51) (1.32) (10.76) (3.00) (2.83)
Total Distributions
(0.28) (1.81) (1.71) (11.24) (3.36) (3.26)
Net Asset Value, End of Period
$ 45.08 $ 39.94 $ 35.50 $ 41.56 $ 42.59 $ 42.65
Total Return
13.57%(b) 17.67% (10.40)% 23.95% 7.98% 23.50%
Ratios/Supplemental Data
Net Assets at End of Period (in
thousands) $462,689 $406,369 $381,109 $575,184 $517,449 $684,295
Ratios to Average Net Assets:
Expenses (gross) (c) 0.86%(d) 0.86% 0.85% 0.83% 0.84% 0.82%
Expenses (net) 0.75%(d) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income 1.13%(d) 1.11% 1.13% 1.03% 0.98% 1.12%
Portfolio Turnover Rate (e) 33%(b) 69% 72% 44% 77% 46%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)
June 30, 2024
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Item 8 of Form
N-CSR)
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies (Item 9 of Form N-CSR)
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Item 10 of Form
N-CSR)
Please see financial statements in Item 7(a).
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
At the January 25, 2024 Board meeting, the Board, including the Independent Directors, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Fund. In preparation for its deliberations, the
Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and received an oral presentation from the Adviser.
At the Meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the
Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the
Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5)
other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the
Adviser at regularly scheduled meetings during the past year.
In particular, the Board considered, among other things, the following:
(1) The nature, extent and quality of services provided by the Adviser.
The Board considered the scope and quality of services provided by the Adviser, particularly the qualifications, capabilities and experience of the investment, operational, compliance, and other personnel who are responsible for providing services to the
Fund. The Board also considered the fact that the Adviser pays the costs of all investment and management facilities necessary

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2024
for the efficient conduct of its services as well as all distribution costs incurred on behalf of the Fund and all servicing costs to financial intermediaries beyond the 10 basis points borne by the Fund and reimbursed by the Fund’s transfer agent.
In addition, the Board considered that the Adviser manages the overall investment program of the Fund and that the Adviser keeps the Board informed of important developments affecting the Fund, both in connection with the Board’s annual review of the Advisory Agreement and at each Board meeting. The Board evaluated these factors based on its direct experience with the
Adviser, and in consultation with Counsel to the Fund and Counsel to the Independent Directors. The Board also considered the Adviser’s effectiveness in ensuring that the Fund remains in compliance with its investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Board further noted the Adviser’s efforts to oversee the
Fund’s other service providers, including those providing administrative, accounting and custodial services.
Based on these factors, as well as other factors discussed at the Meeting, the Board concluded that the nature, extent and quality of services provided by the Adviser have been and continue to be satisfactory.
(2) The performance of the Fund and the Adviser.
The Board’s analysis of the Fund’s performance included the discussion and review of the performance data of the Fund against securities benchmarks as well as against a group of comparable funds, based on, in part, information provided by an independent, third-party mutual fund data provider – Strategic Insight, Inc. (“Strategic Insight”) – engaged by the Board for this purpose. The
Board also considered the performance of the Fund against a comparative universe of similar funds as identified by the Adviser.
The Board reviewed comparative performance over long-, intermediate- and short-term periods. In reviewing performance, the
Board placed greater emphasis on longer-term performance than on shorter-term performance, taking into account that over short periods of time underperformance may be transitory. The Board further took into account that performance returns over longer periods can be impacted dramatically by the end point date from which performance is measured. In this regard the
Board observed that the Fund outperformed the Russell 1000 Value Index, the Fund’s primary benchmark, over the one-, three-, and five-year periods ended December 31, 2023, and underperformed the primary benchmark over the 10-year period ended
December 31, 2023. The Board also observed that the Fund’s Institutional Class Shares outperformed the primary benchmark index over the 20- and 30-year periods ended December 31, 2023, and the Fund’s Investor Class Shares performed in line with the primary benchmark index over the same periods. The Board also considered the performance of the Fund in the context of whether the Fund was meeting the expectations of the clients invested in the Fund.
The Board also considered the performance of the Fund against similarly managed accounts managed by the Adviser. When reviewing performance against similarly managed accounts, the Board considered, among other things, differences in the nature of such accounts from a regulatory and tax perspective and differences in the investment mandate from that of the Fund.
The Board considered the Adviser’s view as to the principle drivers of Fund performance. Based on these factors, as well as other factors discussed at the Meeting, the Board concluded that the performance of the Fund and the Adviser has been and continues to be satisfactory.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2024
(3) The cost of the advisory services and the profits to the Adviser from the relationship with the Fund.
The Board’s consideration of the Fund’s advisory fee and expenses included, among other factors, a discussion and review of data concerning the current advisory fee and expense ratio of the Fund compared to a peer group of funds identified by
Strategic Insight as having characteristics similar to those of the Fund. The Board observed that, although the Fund’s advisory fee rate was slightly higher than the median of the Strategic Insight peers, the Fund’s net expense ratio was lower than the median of the Strategic Insight peers. The Board also considered that the Institutional Class shares have a lower expense ratio than the Investor Class shares because the Adviser has capped expenses at 75 basis points to compete in the institutional market.
Additionally, the Board considered advisory fee data from the Adviser’s similarly managed accounts and considered the relevance of differences in the services provided to separate accounts as they relate to differences in the advisory fees charged in connection with management of the Fund.
The Board also considered the profitability of the Fund to the Adviser. In this regard, the Board noted that the Fund, with an advisory fee of 75 basis points and assets of approximately $885 million, did not appear to generate “excessive” fees to the
Adviser. Based on this analysis, the Board concluded that the advisory fee for the Fund was fair and reasonable in light of the quality of services provided by the Adviser.
(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
The Board considered whether the Fund could benefit from any economies of scale. In this regard, the Board considered the
Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time. Noting the relatively stable, if not slightly declining, asset levels in the Fund over the past year and the existence of the Adviser’s ongoing expense limitation arrangements, the Board concluded that the advisory fee remained reasonable in light of the current information provided to the Board with respect to economies of scale.
(5) Ancillary benefits and other factors.
In addition to the above factors, the Board also discussed other benefits received by the Adviser from the management of the
Fund, such as soft-dollar credits. The Board concluded that the advisory fee was reasonable in light of these fall-out benefits.
Conclusion
The Board, including all of the Independent Directors, concluded that the fees payable under the Advisory Agreement were fair and reasonable with respect to the services that the Adviser provides, in light of the factors described above that the
Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Concluded)
June 30, 2024
any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the
Independent Directors in making this determination.

Investment Adviser
Sound Shore Management, Inc.
Greenwich, Connecticut
Administrator
Apex Fund Services
Portland, Maine
Distributor
Foreside Fund Services, LLC
Portland, Maine
www.acaglobal.com
Transfer and Distribution Paying Agent
Apex Fund Services
Portland, Maine
Custodian
US Bank, N.A.
Milwaukee, Wisconsin
Fund Counsel
Sullivan and Worcester LLP
New York, New York
Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
Philadelphia, Pennsylvania

(b)	Included as part of financial statements filed under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Included as part of financial statements filed under Item 7(a).

Item 10. Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Included as part of financial statements filed under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of financial statements filed under Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By	/s/ John P. DeGulis
John P. DeGulis, President

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. DeGulis
John P. DeGulis, President

Date	August 22, 2024

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date	August 22, 2024